                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                         METLIFE INSURANCE COMPANY USA
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
                 PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED)


This supplement revises information in the prospectuses dated May 1, 2009 (as supplemented) for the following variable annuity contracts issued by MetLife Insurance Company USA and First MetLife Investors Insurance Company (together with MetLife Insurance Company USA, "we" or "us"): Pioneer PRISM, Pioneer PRISM L and Pioneer PRISM XC. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 547-3793 to request a free copy. Upon request, financial statements for MetLife Insurance Company USA or First MetLife Investors Insurance Company (depending on the company that issued your contract) will be sent to you without charge.


1. HIGHLIGHTS


In the "HIGHLIGHTS" section, add the following disclosure to the last paragraph:


      There is no death benefit during the income phase, however, depending on the annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


2. PURCHASE


In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) and the sentence below it with the following:


         o 100% of your purchase payments or account value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock Ultra-Short Term Bond Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, and/ or, where otherwise available, the Fixed Account (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios; you may not allocate purchase payments to the Dollar Cost Averaging program).


         For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock


                                                                SUPP-USAPRISM516
                                                                 SUPP-NYPRISM516

         Exchange on May 1, 2009, the MetLife Asset Allocation 80 Portfolio is also available under option (A).


In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:


      Platform 1
      ----------
      Fixed Account (where otherwise available)
      BlackRock Ultra-Short Term Bond Portfolio
      Met/Franklin Low Duration Total Return Portfolio
      PIMCO Inflation Protected Bond Portfolio
      PIMCO Total Return Portfolio
      Pyramis(R) Government Income Portfolio


      Platform 2
      ----------
      AB Global Dynamic Allocation Portfolio
      Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
      AQR Global Risk Balanced Portfolio
      BlackRock Capital Appreciation Portfolio
      BlackRock Global Tactical Strategies Portfolio
      BlackRock High Yield Portfolio
      ClearBridge Variable Aggressive Growth Portfolio
      ClearBridge Variable Dividend Strategy Portfolio
      Invesco Balanced-Risk Allocation Portfolio
      Invesco Comstock Portfolio
      Jennison Growth Portfolio
      JPMorgan Global Active Allocation Portfolio
      Met/Wellington Core Equity Opportunities Portfolio
      MetLife Asset Allocation 60 Portfolio
      MetLife Asset Allocation 80 Portfolio
      MetLife Balanced Plus Portfolio
      MetLife Multi-Index Targeted Risk Portfolio
      MFS(R) Research International Portfolio
      MFS(R) Total Return Portfolio
      MFS(R) Value Portfolio
      Oppenheimer Global Equity Portfolio
      PanAgora Global Diversified Risk Portfolio
      Pyramis(R) Managed Risk Portfolio
      Schroders Global Multi-Asset Portfolio
      Western Asset Management Strategic Bond Opportunities Portfolio


      Platform 3
      ----------
      Invesco Mid Cap Value Portfolio
      Morgan Stanley Mid Cap Growth Portfolio
      Pioneer Mid Cap Value VCT Portfolio


      Platform 4
      ----------
      JPMorgan Small Cap Value Portfolio
      Loomis Sayles Small Cap Core Portfolio
      Met/Aberdeen Emerging Markets Equity Portfolio

      Neuberger Berman Genesis Portfolio
      Pioneer Real Estate Shares VCT Portfolio


3. INVESTMENT OPTIONS


Replace the list of investment portfolios and investment portfolio investment adviser information in the "INVESTMENT OPTIONS" section of the prospectuses with the list of investment portfolios and investment portfolio investment adviser information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, add the following disclosure:


      The investment portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


      (a) AB Global Dynamic Allocation Portfolio


      (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


      (c) AQR Global Risk Balanced Portfolio


      (d) BlackRock Global Tactical Strategies Portfolio


      (e) Invesco Balanced-Risk Allocation Portfolio


      (f) JPMorgan Global Active Allocation Portfolio


      (g) MetLife Balanced Plus Portfolio


      (h) MetLife Multi-Index Targeted Risk Portfolio


      (i) PanAgora Global Diversified Risk Portfolio


      (j) Pyramis(R) Managed Risk Portfolio


      (k) Schroders Global Multi-Asset Portfolio


      Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above investment portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an investment portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other investment portfolios may offer the potential for higher returns.

      If you elect certain optional riders, you will be subject to investment allocation restrictions that include these investment portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the investment portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


In the "INVESTMENT OPTIONS" section, under "Dollar Cost Averaging - 1. Standard Dollar Cost Averaging (DCA)," replace the first paragraph with the following:


      This program allows you to systematically transfer a set amount each month from the fixed account, where otherwise available, or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment (including Purchase Payment Credits applied to your contract, if applicable) or account value is allocated to the dollar cost averaging program.


4. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the "Fixed Annuity Payments" paragraph with the following:


      FIXED ANNUITY PAYMENTS


      The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. This value will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option. Current annuity option rates for a class of contracts with a Purchase Payment Credit may be lower than rates for other contracts without a Purchase Payment Credit.


5. OTHER INFORMATION


In the "OTHER INFORMATION" section, under "First MetLife Investors" and "MetLife Investors USA," as applicable, add the following paragraph:


      On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and First MetLife Investors Insurance Company and MetLife Insurance Company USA, as applicable, will remain fully responsible for its respective contractual obligations to variable contract owners.


In the "OTHER INFORMATION" section, under "Selling Firms," add the following paragraph:


      On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company (MassMutual) announced they have entered into a definitive agreement for the acquisition by MassMutual of MetLife Securities. The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of the transaction, MetLife Securities will no longer be affiliated with First MetLife Investors Insurance Company or MetLife Insurance Company USA, as applicable.


In the "OTHER INFORMATION" section, under "Requests and Elections," metlifeinvestors.com is replaced with metlife.com.


6. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectuses with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


7. APPENDIX A


Add the following to the end of Appendix A:


      Effective as of May 1, 2016:


      o Met Investors Series Trust: Pioneer Fund Portfolio (Class B) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class B); and


      o  Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class
         E) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).

8. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                      Telephone: (800) 547-3793

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.37%     1.54%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth        0.75%         0.25%       0.05%
  Portfolio

 ClearBridge Variable Dividend Strategy       0.75%         0.25%        0.08%
  Portfolio

 MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 Allianz Global Investors Dynamic Multi-       0.68%         0.25%       0.42%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies          0.66%         0.25%       0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.07%

 Invesco Balanced-Risk Allocation              0.64%         0.25%       0.03%
  Portfolio

 Invesco Comstock Portfolio                   0.56%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio               0.64%         0.25%       0.04%

 JPMorgan Global Active Allocation            0.72%         0.25%        0.06%
  Portfolio

 JPMorgan Small Cap Value Portfolio            0.77%         0.25%       0.05%

 Met/Aberdeen Emerging Markets Equity         0.88%         0.25%        0.14%
  Portfolio

 Met/Franklin Low Duration Total Return        0.49%         0.25%       0.05%
  Portfolio

 MetLife Balanced Plus Portfolio              0.24%         0.25%         --

 MetLife Multi-Index Targeted Risk             0.17%         0.25%       0.02%
  Portfolio

 MFS(R) Research International Portfolio      0.69%         0.25%        0.07%

 Morgan Stanley Mid Cap Growth                 0.65%         0.25%       0.03%
  Portfolio

 Oppenheimer Global Equity Portfolio          0.66%         0.25%        0.05%

 PanAgora Global Diversified Risk              0.65%         0.25%       0.60%
  Portfolio

 PIMCO Inflation Protected Bond               0.47%         0.25%        0.15%
  Portfolio

 PIMCO Total Return Portfolio                  0.48%         0.25%       0.04%

 Pyramis(R) Government Income Portfolio       0.42%         0.25%        0.03%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth         --        1.05%         0.00%         1.05%
  Portfolio

 ClearBridge Variable Dividend Strategy        --        1.08%         0.00%         1.08%
  Portfolio

 MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio      0.02%       0.91%         0.02%         0.89%

 Allianz Global Investors Dynamic Multi-      0.02%       1.37%         0.15%         1.22%
  Asset Plus Portfolio

 AQR Global Risk Balanced Portfolio          0.01%       0.90%         0.01%         0.89%

 BlackRock Global Tactical Strategies         0.12%       1.04%         0.03%         1.01%
  Portfolio

 BlackRock High Yield Portfolio              0.06%       0.98%           --          0.98%

 Invesco Balanced-Risk Allocation             0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                    --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio              0.08%       1.01%         0.02%         0.99%

 JPMorgan Global Active Allocation             --        1.03%         0.04%         0.99%
  Portfolio

 JPMorgan Small Cap Value Portfolio             --        1.07%         0.09%         0.98%

 Met/Aberdeen Emerging Markets Equity          --        1.27%         0.05%         1.22%
  Portfolio

 Met/Franklin Low Duration Total Return         --        0.79%         0.02%         0.77%
  Portfolio

 MetLife Balanced Plus Portfolio             0.42%       0.91%         0.00%         0.91%

 MetLife Multi-Index Targeted Risk            0.22%       0.66%           --          0.66%
  Portfolio

 MFS(R) Research International Portfolio       --        1.01%         0.06%         0.95%

 Morgan Stanley Mid Cap Growth                  --        0.93%         0.01%         0.92%
  Portfolio

 Oppenheimer Global Equity Portfolio           --        0.96%         0.08%         0.88%

 PanAgora Global Diversified Risk             0.04%       1.54%         0.20%         1.34%
  Portfolio

 PIMCO Inflation Protected Bond                --        0.87%         0.01%         0.86%
  Portfolio

 PIMCO Total Return Portfolio                   --        0.77%         0.04%         0.73%

 Pyramis(R) Government Income Portfolio        --        0.70%         0.00%         0.70%


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Pyramis(R) Managed Risk Portfolio              0.45%         0.25%       0.04%

 Schroders Global Multi-Asset Portfolio        0.64%         0.25%        0.08%

 METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation Portfolio      0.69%         0.15%        0.02%

 BlackRock Ultra-Short Term Bond                0.34%          --         0.03%
  Portfolio

 Jennison Growth Portfolio                     0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Core Portfolio         0.90%         0.25%       0.06%

 Met/Wellington Core Equity                    0.70%         0.25%        0.02%
  Opportunities Portfolio

 MetLife Asset Allocation 60 Portfolio          0.05%         0.25%         --

 MetLife Asset Allocation 80 Portfolio         0.05%         0.25%         --

 MFS(R) Total Return Portfolio                  0.55%         0.25%       0.05%

 MFS(R) Value Portfolio                        0.70%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%       0.03%

 Western Asset Management Strategic            0.59%         0.15%        0.04%
  Bond Opportunities Portfolio

 PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio           0.65%         0.25%        0.06%

 Pioneer Real Estate Shares VCT Portfolio       0.80%         0.25%       0.22%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Pyramis(R) Managed Risk Portfolio             0.53%       1.27%         0.11%         1.16%

 Schroders Global Multi-Asset Portfolio       0.01%       0.98%           --          0.98%

 METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation Portfolio       --        0.86%         0.05%         0.81%

 BlackRock Ultra-Short Term Bond                 --        0.37%         0.02%         0.35%
  Portfolio

 Jennison Growth Portfolio                      --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Core Portfolio        0.04%       1.25%         0.08%         1.17%

 Met/Wellington Core Equity                     --        0.97%         0.12%         0.85%
  Opportunities Portfolio

 MetLife Asset Allocation 60 Portfolio         0.60%       0.90%           --          0.90%

 MetLife Asset Allocation 80 Portfolio        0.65%       0.95%           --          0.95%

 MFS(R) Total Return Portfolio                   --        0.85%           --          0.85%

 MFS(R) Value Portfolio                         --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.09%         0.01%         1.08%

 Western Asset Management Strategic             --        0.78%         0.04%         0.74%
  Bond Opportunities Portfolio

 PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio            --        0.96%           --          0.96%

 Pioneer Real Estate Shares VCT Portfolio        --        1.27%           --          1.27%


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Aggressive Growth Portfolio

     ClearBridge Variable Dividend Strategy Portfolio



MET INVESTORS SERIES TRUST -- CLASS B

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     JPMorgan Global Active Allocation Portfolio

     JPMorgan Small Cap Value Portfolio

     Met/Aberdeen Emerging Markets Equity Portfolio (formerly MFS(R) Emerging Markets Equity Portfolio)

     Met/Franklin Low Duration Total Return Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pyramis(R) Government Income Portfolio

     Pyramis(R) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Capital Appreciation Portfolio -- Class E

     BlackRock Ultra-Short Term Bond Portfolio -- Class A (formerly BlackRock Money Market Portfolio)

     Jennison Growth Portfolio -- Class B

     Loomis Sayles Small Cap Core Portfolio -- Class B

     Met/Wellington Core Equity Opportunities Portfolio -- Class B

     MetLife Asset Allocation 60 Portfolio -- Class B

     MetLife Asset Allocation 80 Portfolio -- Class B

     MFS(R) Total Return Portfolio -- Class B

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class B

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class E



PIONEER VARIABLE CONTRACTS TRUST -- CLASS II

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Pioneer Mid Cap Value VCT Portfolio

     Pioneer Real Estate Shares VCT Portfolio

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST -- CLASS II

 ClearBridge Variable Aggressive Growth       Seeks capital appreciation.
 Portfolio
 ClearBridge Variable Dividend Strategy       Seeks dividend income, growth of dividend
 Portfolio                                    income and long-term capital appreciation.
 MET INVESTORS SERIES
 TRUST -- CLASS B

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
                                              income.
 Allianz Global Investors Dynamic             Seeks total return.
 Multi-Asset Plus Portfolio
 AQR Global Risk Balanced Portfolio           Seeks total return.
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio                                    income.
 BlackRock High Yield Portfolio               Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 Invesco Comstock Portfolio                   Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio              Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio                                    income.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.
 Met/Aberdeen Emerging Markets Equity         Seeks capital appreciation.
 Portfolio (formerly MFS(R) Emerging
 Markets Equity Portfolio)
 Met/Franklin Low Duration Total Return       Seeks a high level of current income, while
 Portfolio                                    seeking preservation of shareholders' capital.
 MetLife Balanced Plus Portfolio              Seeks a balance between a high level of
                                              current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio                                    and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth                Seeks capital appreciation.
 Portfolio
 Oppenheimer Global Equity Portfolio          Seeks capital appreciation.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST -- CLASS II

 ClearBridge Variable Aggressive Growth       Legg Mason Partners Fund Advisor, LLC
 Portfolio                                    Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy       Legg Mason Partners Fund Advisor, LLC
 Portfolio                                    Subadviser: ClearBridge Investments, LLC
 MET INVESTORS SERIES
 TRUST -- CLASS B

 AB Global Dynamic Allocation Portfolio       MetLife Advisers, LLC
                                              Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic             MetLife Advisers, LLC
 Multi-Asset Plus Portfolio                   Subadviser: Allianz Global Investors
                                              U.S. LLC
 AQR Global Risk Balanced Portfolio           MetLife Advisers, LLC
                                              Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         MetLife Advisers, LLC
 Portfolio                                    Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio               MetLife Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Invesco Balanced-Risk Allocation Portfolio   MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio                   MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio              MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            MetLife Advisers, LLC
 Portfolio                                    Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Small Cap Value Portfolio           MetLife Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Met/Aberdeen Emerging Markets Equity         MetLife Advisers, LLC
 Portfolio (formerly MFS(R) Emerging          Subadviser: Aberdeen Asset Managers
 Markets Equity Portfolio)                    Limited
 Met/Franklin Low Duration Total Return       MetLife Advisers, LLC
 Portfolio                                    Subadviser: Franklin Advisers, Inc.
 MetLife Balanced Plus Portfolio              MetLife Advisers, LLC
                                              Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 MetLife Multi-Index Targeted Risk            MetLife Advisers, LLC
 Portfolio                                    Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      MetLife Advisers, LLC
                                              Subadviser: Massachusetts Financial Services
                                              Company
 Morgan Stanley Mid Cap Growth                MetLife Advisers, LLC
 Portfolio                                    Subadviser: Morgan Stanley Investment
                                              Management Inc.
 Oppenheimer Global Equity Portfolio          MetLife Advisers, LLC
                                              Subadviser: OppenheimerFunds, Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 PanAgora Global Diversified Risk           Seeks total return.
 Portfolio
 PIMCO Inflation Protected Bond Portfolio   Seeks maximum real return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PIMCO Total Return Portfolio               Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 Pyramis(R) Government Income Portfolio     Seeks a high level of current income,
                                            consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio          Seeks total return.
 Schroders Global Multi-Asset Portfolio     Seeks capital appreciation and current
                                            income.
 METROPOLITAN SERIES FUND

 BlackRock Capital Appreciation             Seeks long-term growth of capital.
 Portfolio -- Class E
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class A (formerly BlackRock   consistent with preservation of capital.
 Money Market Portfolio)
 Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.
 Loomis Sayles Small Cap Core               Seeks long-term capital growth from
 Portfolio -- Class B                       investments in common stocks or other
                                            equity securities.
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B         over time and, secondarily, long-term capital
                                            appreciation and current income.
 MetLife Asset Allocation 60                Seeks a balance between a high level of
 Portfolio -- Class B                       current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 MetLife Asset Allocation 80                Seeks growth of capital.
 Portfolio -- Class B
 MFS(R) Total Return Portfolio -- Class B   Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio -- Class B          Seeks capital appreciation.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class B                       of capital appreciation.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class E         with preservation of capital.
 PIONEER VARIABLE CONTRACTS
 TRUST -- CLASS II

 Pioneer Mid Cap Value VCT Portfolio        Seeks capital appreciation by investing in a
                                            diversified portfolio of securities consisting
                                            primarily of common stocks.
 Pioneer Real Estate Shares VCT Portfolio   Seeks long-term growth of capital. Current
                                            income is a secondary objective.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 PanAgora Global Diversified Risk           MetLife Advisers, LLC
 Portfolio                                  Subadviser: PanAgora Asset Management,
                                            Inc.
 PIMCO Inflation Protected Bond Portfolio   MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 PIMCO Total Return Portfolio               MetLife Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 Pyramis(R) Government Income Portfolio     MetLife Advisers, LLC
                                            Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio          MetLife Advisers, LLC
                                            Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio     MetLife Advisers, LLC
                                            Subadvisers: Schroder Investment
                                            Management North America Inc.; Schroder
                                            Investment Management North America
                                            Limited
 METROPOLITAN SERIES FUND

 BlackRock Capital Appreciation             MetLife Advisers, LLC
 Portfolio -- Class E                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio -- Class A (formerly BlackRock   Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Jennison Growth Portfolio -- Class B       MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Core               MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: Loomis, Sayles & Company, L.P.
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio -- Class B         Subadviser: Wellington Management
                                            Company LLP
 MetLife Asset Allocation 60                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Asset Allocation 80                MetLife Advisers, LLC
 Portfolio -- Class B
 MFS(R) Total Return Portfolio -- Class B   MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio -- Class B          MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis                   MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 Western Asset Management Strategic Bond    MetLife Advisers, LLC
 Opportunities Portfolio -- Class E         Subadviser: Western Asset Management
                                            Company
 PIONEER VARIABLE CONTRACTS
 TRUST -- CLASS II

 Pioneer Mid Cap Value VCT Portfolio        Pioneer Investment Management, Inc.
 Pioneer Real Estate Shares VCT Portfolio   Pioneer Investment Management, Inc.
                                            Subadviser: AEW Capital Management, L.P.


                                      B-2